Related-party transactions and balances, Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of movements of liabilities to cash flows arising from financing activities [abstract]
Beginning balance	$ 6,682,672,814	$ 5,563,175,004
Payments	(6,019,515,831)	(272,136,923)
Interest paid	(226,949,344)	(286,015,329)
Proceeds from loans	8,964,217,491	2,116,176,076
Accrued interest	742,053,537	601,125,111
Total changes from financing cash flows	9,639,737,986	7,418,220,665
Effect on changes in foreign exchange rates	1,534,462,440	(735,547,851)
Ending balance	11,174,200,426	6,682,672,814
Related Parties [Member]
Reconciliation of movements of liabilities to cash flows arising from financing activities [abstract]
Beginning balance	220,305,588	274,489,347
Payments	(476,238,335)	(96,693,781)
Interest paid	(35,380,058)	(37,140,328)
Proceeds from loans	417,288,465	60,581,457
Accrued interest	33,666,513	39,901,733
Total changes from financing cash flows	159,642,173	241,138,428
Effect on changes in foreign exchange rates	34,829,415	(20,832,840)
Ending balance	$ 194,471,588	$ 220,305,588